UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: February 27, 2017 to March 17, 2017

Commission File Number of issuing entity: 333-206987-01

Central Index Key Number of issuing entity: 0001696707

BBCMS Mortgage Trust 2017-C1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206987

Central Index Key Number of depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000312070

Barclays Bank PLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001685185

UBS AG

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001592182

Rialto Mortgage Finance, LLC

(Exact name of sponsor as specified in its charter)

Daniel Vinson (212) 412-7519

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021813
38-4021814
38-7170519

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
B			X
C			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On March 17, 2017 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2017-C1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2017-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 27, 2017 to March 17, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 14, 2017. The CIK number for the Depositor is 0001541480.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Barclays Bank PLC is 0000312070.

UBS AG filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for UBS AG is 0001685185.

Rialto Mortgage Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 1, 2017. The CIK number for Rialto Mortgage Finance, LLC is 0001592182.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on March 31, 2017 under Commission File No. 333-206987-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on March 31, 2017 under Commission File No. 333-206987-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities

None

Item 9. Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BBCMS Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/17/2017	$66,402.99

*REO Account Beginning and Ending Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/17/2017	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/17/2017	$4,768.36

Interest Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/17/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	03/17/2017	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2017-C1, relating to the March 17, 2017 distribution.
(102)	ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on March 31, 2017 under Commission File No. 333-206987-01 and incorporated by reference herein).
(103)	ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on March 31, 2017 under Commission File No. 333-206987-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC

(Depositor)

/s/ Daniel Vinson

Daniel Vinson, Managing Director

Date: March 30, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2017-C1, relating to the March 17, 2017 distribution.
EX-102	ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on March 31, 2017 under Commission File No. 333-206987-01 and incorporated by reference herein).
EX-103	ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on March 31, 2017 under Commission File No. 333-206987-01 and incorporated by reference herein).